Subsequent events	6 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
Share repurchase program

Endava's Board of Directors has approved a share repurchase program authorizing the Company to repurchase up to $100 million of its Class A ordinary shares (in the form of American Depositary Shares) as part of Endava’s evolving approach to capital allocation. As Endava is a UK-incorporated company, execution of the share repurchase program is subject to shareholder approval, which the Company received on March 14, 2025. The shareholder authorization will be valid for five years.
The Company intends to fund the share repurchases through a combination of cash generated from operations and drawing debt funding through its revolving credit facility. The exact number of shares to be repurchased by the Company under the share repurchase program, if any, is not guaranteed, including whether the Company utilizes the full $100 million approved by the Board of Directors. Depending on market conditions and other factors, and following receipt of shareholder approval, these repurchases may be commenced or suspended at any time or periodically without prior notice.
The Company may repurchase shares from time to time on the open market or in privately negotiated transactions, or otherwise in accordance with applicable federal securities laws, including Rule 10b5-1 and Rule 10b-18 of the Securities Exchange Act of 1934, as amended. The timing, manner, price and amount of any repurchases will be determined by the discretion of management, depending on market conditions and other factors.
Acquisition related contingent consideration
As of December 31, 2024, the condensed consolidated financial statements included a contingent consideration with a fair value of £3 million in respect with the GalaxE acquisition. Management has assessed the likelihood of the earn-out payment, considering the most recent information obtained during March 2025. As a result, management will release the contingent consideration, in full, in the fiscal quarter ending March 31, 2025.